INFORMATION ON SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INFORMATION ON SEGMENTS
Summary of operating segment
	2023
	Reconciliation to net income for the year
	Net Revenue	Performance assessed by the company	Depreciation and amortization	Discontinued operations (1)	Financial results	Income tax	Net income (loss) for the year
Natura &Co Latam	20,440,834	2,239,663	(921,510)	6,286,298	(2,249,167)	624,892	5,980,176
Avon Internationa [1]	6,286,771	(493,462)	(665,753)	(434,852)	(855,283)	(320,889)	(2,770,239)
The Body Shop [1]	-	-	-	(302,529)	-	-	(302,529)
Aesop [1]	-	-	-	(3,576)	-	-	(3,576)
Corporate expenses	9,672	(313,055)	(731)	11,116	590,951	(217,603)	70,678
Consolidated	26,737,277	1,433,146	(1,587,994)	5,556,457	(2,513,499)	86,400	2,974,510

(1) The Natura &Co amounts are refers to gain from the TBS and Aesop sale occurred in 2023.3.

	2022
	Reconciliation to net loss for the year
	Net Revenue	Performance assessed by the company	Depreciation and amortization	Discontinued operations	Financial results	Income tax	Net loss for the year
Natura&CoLatam	22,027,337	1,912,651	(912,412)	-	(1,412,369)	98,712	(313,418)
Avon International[1]	7,195,984	(74,655)	(683,845)	(380,416)	(665,653)	(200,474)	(2,005,043)
The Body Shop [2]	-	-	-	(349,448)	-	-	(349,448)
Aesop [2]	-	-	-	132,677	-	-	132,677
Corporative expenses	335	(615,103)	(10,273)	(468)	293,041	9,409	(323,394)
Consolidated	29,223,656	1,222,893	(1,606,530)	(597,655)	(1,784,981)	(92,353)	(2,858,626)

	2021
	Reconciliation to net loss for the year
	Net Revenue	Performance assessed by the company	Depreciation and amortization	Discontinued operations	Financial results	Income tax	Net loss for the year
Natura &Co Latam	22,413,401	2,595,653	(871,973)	-	(700,181)	165,137	1,188,636
Avon International [1]	9,329,325	272,655	(830,931)	(98,550)	(473,195)	210,705	(919,316)
The Body Shop [2]	-	-	-	(4,900)	-	-	(4,900)
Aesop [2]	-	-	-	194,183	-	-	194,183
Corporative expenses	-	(604,594)	-	-	265,286	921,394	582,086
Consolidated	31,742,726	2,263,714	(1,702,904)	90,733	(908,090)	1,297,236	1,040,689

Summary of operating segments of assets and liabilities
	2023				2022
	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Non-current assets	Total assets	Current liabilities	Non-current liabilities
Natura &Co Latam	18,240,916	23,253,227	6,914,476	4,324,263	18,256,204	29,762,132	8,363,130	10,164,706
Avon International [1]	8,008,108	10,608,234	2,792,255	977,003	11,197,014	14,259,571	1,894,856	1,838,328
The Body Shop [2]	-	-	-	-	6,565,913	7,928,270	1,292,903	1,669,625
Aesop [2]	-	-	-	-	1,621,126	2,735,417	731,018	776,512
Corporate expenses	510,769	8,885,554	706,768	3,911,785	923,606	-	1,055,961	4,547,167
Consolidated	26,759,793	42,747,015	10,413,499	9,213,051	38,563,863	54,685,390	13,337,868	18,996,338

[1]The operations of these segments located in Latin American countries (Latam) are presented in the Natura &Co Latam segment.

[2] The balances are at zero in 2023 due to the sale of the former subsidiaries Aesop and The Body Shop.

Summary of revenue and assets by geographical area wise
	Net revenue			Non-current asset
	2023	2022	2021	2023	2022
Asia	1,326,431	1,555,054	1,758,912	572,168	1,284,783
North America	3,919,414	4,472,169	4,931,608	3,956,986	6,261,545
Mexico	3,284,608	3,570,990	3,079,033	3,883,804	3,631,768
Other	634,806	901,180	1,052,575	73,182	2,629,777
South America	16,481,018	17,513,597	17,476,158	14,015,695	14,508,816
Brazil	12,004,994	11,280,690	10,521,780	10,933,917	12,656,298
Argentina	1,711,783	3,003,214	2,973,638	261,155	694,172
Other	2,764,241	3,229,693	3,980,740	2,820,623	1,158,346
Europe, Middle East and Africa (EMEA)	5,010,413	5,682,836	7,445,713	8,214,944	15,271,251
United Kingdom	257,944	577,544	896,945	5,132,107	10,894,799
Other	4,752,469	5,105,292	6,548,768	3,082,837	4,376,452
Oceania	-	-	130,335	-	1,237,468
Consolidated	26,737,277	29,223,656	31,742,726	26,759,793	38,563,863